Financial Assets and Liabilities - Additional Information (Detail) - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1, Level 2 and Level 3 of fair value hierarchy	$ 0	$ 0
Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Net realized gains (losses) related to derivative financial instruments	$ (9,051,611)	$ (1,444,143)